Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Dec. 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term	2 years 3 months 29 days
Weighted average discount rate	4.20%